Annual Total Returns[BarChart] - Capital Appreciation - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	9.14%	(1.57%)	13.69%	29.24%	15.07%	3.22%	(2.34%)	26.53%	(5.96%)	36.06%